Significant customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant customers revenue or gross accounts receivable
Threshold percentage	10.00%	10.00%	10.00%
Revenue from contracts with customers	$ 3,359,984	$ 3,101,175	$ 2,914,180
Minimum
Significant customers revenue or gross accounts receivable
Threshold percentage	10.00%	10.00%	10.00%
Customer A
Significant customers revenue or gross accounts receivable
Revenue from contracts with customers	$ 582,349	$ 538,102	$ 609,802
Percentage of entity's revenue	17.00%	17.00%	21.00%
Gross accounts receivable	$ 75,510	$ 95,575	$ 129,619
Percentage of the entity's gross receivables	18.00%	23.00%	26.00%
Customer B
Significant customers revenue or gross accounts receivable
Revenue from contracts with customers	$ 527,633	$ 636,662	$ 382,853
Percentage of entity's revenue	16.00%	21.00%	13.00%
Gross accounts receivable	$ 67,734	$ 133,281	$ 78,639
Percentage of the entity's gross receivables	16.00%	33.00%	16.00%